Debt (Details Narrative) - USD ($)							12 Months Ended
	May 08, 2020	Apr. 18, 2019	Nov. 06, 2018	Jul. 02, 2018	May 22, 2017	Apr. 19, 2017	Dec. 31, 2020	Dec. 31, 2019	Apr. 19, 2019
Debt issuance of common stcok including warrants					16,667	33,334
Debt instrument price per share					$ 1.50	$ 1.50
Discount on average stock price						50.00%
Debt instrument convertible conversion price									$ 1.50
Exchange of debt to Series B preferred stock							$ 2,943,870
Conversion of debt to common stock							770,000	720,740
Common stock issued for payment of interest							26,068	27,952
Interest expense							96,681	137,876
2019 Notes [Member]
Debt instrument interest rate		6.00%
Aggregate gross cash consideration		$ 10,000,000
DebtInstrument Description		(a) seventy-five percent (75%) of the price per share (or conversion price per share as the case may be) of New Securities paid by the investors in such Qualified Financing if the Qualified Financing occurs on or prior to December 31, 2019 and (b) fifty percent (50%) of the price per share (or conversion price per share as the case may be) of New Securities paid by the investors in such Qualified Financing if the Qualified Financing occurs after December 31, 2019; provided, however, that in no event for purposes of any mandatory conversion shall the Loan Balance be convertible at a price lower than $7.50 per share, which shall serve as a floor price.
Debt issuance cost							31,000
Principal and interest Periodic payment							75,000
Interest expense							47,001	$ 88,045
Payroll Protection Program [Member]
Debt received through small business Administrations	$ 1,265,000
Interest rate on loan	1.00%
Dental Lab Convertible Note [Member]
Interest expense							$ 2,799
Merger Agreement [Member]
Debt instrument convertible conversion price				$ 7.50
Convertible debt				$ 525,000
Debt instrument interest rate				6.00%
Debt instrument maturity date				Jul. 01, 2023
Purchase Agreement [Member]
Debt instrument convertible conversion price			$ 7.50
Convertible debt			$ 25,000
Debt instrument interest rate			10.00%
Extended maturity date			Dec. 31, 2020